Credit Risk - Disclosure of Most Significant Post Model Adjustments Applied (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
PMAs	£ 341	£ 414
Non Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	105	124
Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	236	290
Long-term indeterminate arrears | Non Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	14	29
12+ months in arrears | Non Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	29	34
Cladding risk | Non Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	15	0
Mortgages affordability | Non Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	18	0
UPL loss floor | Non Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	21	31
Other PMA | Non Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	8	30
Other PMA | Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	0	15
Corporate lending to segments affected by Covid-19 | Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	176	193
Payment holidays | Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	0	27
Corporate single large exposure | Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	23	35
Model underestimation | Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs		20
SME debt burden | Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	£ 9	£ 0